================================================================================

Report as of the end of annual period: 12/31/01  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N):  N

1.A) Registrant Name: FORTIS BENEFITS INSURANCE COMPANY SEPARATE ACCOUNT D
  B) File Number: 811-5439
  C) Telephone Number: 651-738-4000

2.A) Street: 500 BIELENBERG DRIVE
  B) City: WOODBURY     C) State:  MN    D) Zip Code: 55016  Zip Ext.: 9999
  E) Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)  ---N---
4. Is this the last filing on this form by the Registrant? (Y or N)   ---N---
5. Is Registrant a small business investment company (SBIC)? (Y or N) ---N---
6. Is Registrant a unit investment trust (UIT)?(Y or N)      ----------Y-----

111. A) Depositor Name (if any): FORTIS BENEFITS INSURANCE COMPANY
     B) File Number:
     C) City: WOODBURY           State: MN    Zip Code: 55016   Zip Ext.:9999
        Foreign Country:                      Foreign Postal Code:

112. A) Sponsor Name (if any): FORTIS BENEFITS INSURANCE COMPANY
     B) File Number:
     C) City: WOODBURY            State: MN   Zip Code: 55016  Zip Ext.:9999
        Foreign Country:                      Foreign Postal Code:


     PRINCIPAL UNDERWRITER

114. A) Underwriter Name (if any): WOODBURY FINANCIAL SERVICES, INC.
     B) File Number: 8-13846
     C) City: WOODBURY              State: MN  Zip Code:55016  Zip Ext.:9999
        Foreign Country:                       Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT

115. A) Accountant Name: ARTHUR ANDERSEN & COMPANY
     B) City: HARTFORD     State: CT    Zip Code: 06103      Zip Ext.:
        Foreign Country:                      Foreign Postal Code:

116.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)   N

   B) If 'Y' (Yes), state the number of registered management investment companies in the family:
       (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

117. a)  Is Registrant a separate account of an insurance company (Y or N)  Y

   If answer is Yes, are any of the following types of contracts funded by the registrant?:

   b) Variable annuity contracts? (Y/N)                                      N
   c) Scheduled premium variable life contracts? (Y/N)                       N
   d) Flexible premium variable life contracts? (Y/N)                        Y
   e) Other types of insurance products registered under the Securities
      Act of 1933? (Y/N)                                                     N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.                  1

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period.           0

120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's)                        $0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                       1

122.  State the number of existing series for which additional units were
      registered under the Securities Act of 1933 during the current period    1

123.  State the total value of the additional units considered in answering
      item 122 ($000's omitted)                                         $246,293

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent
      series) ($000's omitted)                                                $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
      registrant (000's omitted)                                         $18,169

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.) ($000's omitted)       $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):

                                            Number of  Total Assets  Total Income
                                             Series      ($000's     Distributions
                                            Investing    omitted)   ($000's omitted)
                                            ---------  -----------  ----------------

A. U.S. Treasury direct issue                 -----        -----        -----

B. U.S.  Government agency                    -----        -----        -----

C. State and municipal tax-free               -----        -----        -----

D. Public utility debt                        -----        -----        -----

E. Brokers or dealers debt or debt of
   brokers' or dealers parent                 -----        -----        -----

F. All other corporate interned & long
   term debt                                  -----        -----        -----

G. All other corporate short-term debt        -----        -----        -----

H. Equity securities of brokers or
   dealers or parents of brokers or dealers   -----        -----        -----

I. Investment company equity securities       -----        -----        -----

J. All other equity securities                  1       $3,360,890     $333,319

K. Other securities                           -----        -----        -----

L. Total assets of all series of registrant   -----     $3,360,890     $333,319


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) --------------------------------------------N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000,s omitted)                               $47,090

                                                    INDEPENDENT AUDITOR'S REPORT




To Fortis Benefits Insurance Company
           Separate Account D and Owners of Units if Interest therein:


In planning and performing our audit of the financial statements of Fortis Benefits Insurance Company Separate Account D (the Account) for the year ended December 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Account is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2001.

This report is intended solely for the information and use of Fortis Benefits Insurance Company and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Hartford, Connecticut
March 20, 2002                                               ARTHUR ANDERSEN LLP